Debt (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of Convertible Debt
The following table outlines the amounts related to the amortization of discount and issuance costs, effective interest rate, and contractually stated interest expense for the Convertible Notes (in millions except for effective interest rate):

Year Ended December 31, 2021
Amortization of discount and issuance costs	$37.1
Effective Interest Rate	35.83%
Contractually Stated Interest Expense	$1.3